Supplemental Cash Flow Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
Exploration and evaluation assets expenditures included in trade and other payables	$ 89,203	$ 48,038	$ 166,154
Right-of-use assets	(508,799)		(394,654)
Gold in trust			2,790,858
Gold loan payable			2,412,534
Derivative financial liabilities			378,324
Warrant liability	2,371,174
Fair value of finders’ warrants	130,731
Lease liabilities	508,799		394,654
Fair value of cash stock options transferred to share capital on exercise of options	177,250	51,980
Fair value of cashless stock options transferred to share capital on exercise of options		$ 178,480